Other receivables (Details) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total current	$ 34,046	$ 58,232
Related parties [member]
IfrsStatementLineItems [Line Items]
Total non current	3	9
Framework Agreement [Member]
IfrsStatementLineItems [Line Items]
Total current	276	8,624
Assigned Assets And In Custody [Member]
IfrsStatementLineItems [Line Items]
Total current	20,406	14,558
Judicial deposits [member]
IfrsStatementLineItems [Line Items]
Total current	374	649
Security deposits [member]
IfrsStatementLineItems [Line Items]
Total current	366	307
Prepaid expenses [member]
IfrsStatementLineItems [Line Items]
Total current	897	1,184
Advances to personnel [member]
IfrsStatementLineItems [Line Items]
Total current		5
Financial credit [member]
IfrsStatementLineItems [Line Items]
Total current		43
Advances to suppliers [member]
IfrsStatementLineItems [Line Items]
Total current	1,373	961
Tax credits [member]
IfrsStatementLineItems [Line Items]
Total current	8,756	30,608
Debtors for complementary activities [member]
IfrsStatementLineItems [Line Items]
Total current	1,642	1,265
Other1 [member]
IfrsStatementLineItems [Line Items]
Total current	15	164
Allowance for impairment of other receivables [member]
IfrsStatementLineItems [Line Items]
Total current	$ (59)	$ (136)